Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Prospectus Date	rr_ProspectusDate	Nov. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DECEMBER 6, 2023SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD SHORT DURATION ETF SUMMARY PROSPECTUS DATED NOVEMBER 28, 2023
HARTFORD EXCHANGE-TRADED FUNDS PROSPECTUS DATED NOVEMBER 28, 2023IMPORTANT NOTICE REGARDING CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT POLICYThis Supplement contains new and additional information regarding Hartford Short Duration ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.Effective on or about February 12, 2024, the name, investment objective, principal investment strategy, portfolio management team, performance benchmark and management fee rate of Hartford Short Duration ETF (the “Fund”) will change. A summary of the changes effective on or about February 12, 2024 is set forth below.(1) The Fund’s name will change to Hartford AAA CLO ETF.(2) The Fund’s investment objective will be as follows:INVESTMENT OBJECTIVE.The Fund seeks to provide capital preservation and current income.(3) The Fund’s principal investment strategy will be as follows:PRINCIPAL INVESTMENT STRATEGY.The Fund seeks to achieve its investment objective by investing primarily in collateralized loan obligations (“CLOs”) that, at the time of purchase, are rated AAA by one or more nationally recognized statistical rating organizations, or if unrated, determined to be of comparable credit quality by the sub-adviser, Wellington Management Company LLP (“Wellington Management”). The Fund will primarily invest in US dollar denominated floating-rate CLOs. Under normal circumstances, the Fund will invest at least 80% of its net assets in AAA rated CLOs. The Fund may also invest up to 20% of its net assets in AA-rated or A-rated CLOs that have a minimum rating of A- at time of purchase.The Fund may also invest in US Treasury bills, notes, and bonds, including the debt of agencies and instrumentalities of the US Government. The Fund may invest in private placements including those issued pursuant to Rule 144A, Regulation S, and other restricted securities that Wellington Management has determined to be liquid.(4) The Fund’s principal risks will no longer include “High Yield Investments Risk,” “Derivatives Risk,” “Leverage Risk,” “Futures and Options Risk,” Swaps Risk,” and “Foreign Investments Risk.” The Fund will be subject to the following additional principal risks:CLO Manager Risk – CLOs are managed by investment advisers independent of the Investment Manager and the sub-adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.Extended Settlement Risk – Newly issued CLOs purchased in the primary market typically experience delayed or extended settlement periods. In the period following such a purchase and prior to settlement these CLOs may be considered less liquid than similar CLOs available in the secondary market. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.Sector Risk – To the extent the Fund invests more heavily in a particular sector or sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, from the broader market.(5) The Fund’s principal risk “Collateralized Loan Obligations Risk” is deleted and replaced with the following:Collateralized Loan Obligations Risk – Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class. While the Fund invests principally in CLO tranches that are rated AAA, such ratings do not constitute a guarantee of credit quality and may be downgraded. To the extent that the Fund invests in CLO tranches rated below AAA, the risks of investing in CLOs will be greater. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the sub-adviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.(6) The Fund’s benchmark will change from the Bloomberg 1-3 Year US Government/Credit Index to the JP Morgan CLOIE AAA Index. The Fund is changing its benchmark because Hartford Funds Management Company, LLC (“HFMC”), the Fund’s investment manager, believes that the new benchmark will better reflect the Fund’s revised investment strategy.
Hartford Short Duration ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DECEMBER 6, 2023SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD SHORT DURATION ETF SUMMARY PROSPECTUS DATED NOVEMBER 28, 2023
HARTFORD EXCHANGE-TRADED FUNDS PROSPECTUS DATED NOVEMBER 28, 2023IMPORTANT NOTICE REGARDING CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT POLICYThis Supplement contains new and additional information regarding Hartford Short Duration ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.Effective on or about February 12, 2024, the name, investment objective, principal investment strategy, portfolio management team, performance benchmark and management fee rate of Hartford Short Duration ETF (the “Fund”) will change. A summary of the changes effective on or about February 12, 2024 is set forth below.(1) The Fund’s name will change to Hartford AAA CLO ETF.(2) The Fund’s investment objective will be as follows:INVESTMENT OBJECTIVE.The Fund seeks to provide capital preservation and current income.(3) The Fund’s principal investment strategy will be as follows:PRINCIPAL INVESTMENT STRATEGY.The Fund seeks to achieve its investment objective by investing primarily in collateralized loan obligations (“CLOs”) that, at the time of purchase, are rated AAA by one or more nationally recognized statistical rating organizations, or if unrated, determined to be of comparable credit quality by the sub-adviser, Wellington Management Company LLP (“Wellington Management”). The Fund will primarily invest in US dollar denominated floating-rate CLOs. Under normal circumstances, the Fund will invest at least 80% of its net assets in AAA rated CLOs. The Fund may also invest up to 20% of its net assets in AA-rated or A-rated CLOs that have a minimum rating of A- at time of purchase.The Fund may also invest in US Treasury bills, notes, and bonds, including the debt of agencies and instrumentalities of the US Government. The Fund may invest in private placements including those issued pursuant to Rule 144A, Regulation S, and other restricted securities that Wellington Management has determined to be liquid.(4) The Fund’s principal risks will no longer include “High Yield Investments Risk,” “Derivatives Risk,” “Leverage Risk,” “Futures and Options Risk,” Swaps Risk,” and “Foreign Investments Risk.” The Fund will be subject to the following additional principal risks:CLO Manager Risk – CLOs are managed by investment advisers independent of the Investment Manager and the sub-adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.Extended Settlement Risk – Newly issued CLOs purchased in the primary market typically experience delayed or extended settlement periods. In the period following such a purchase and prior to settlement these CLOs may be considered less liquid than similar CLOs available in the secondary market. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.Sector Risk – To the extent the Fund invests more heavily in a particular sector or sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, from the broader market.(5) The Fund’s principal risk “Collateralized Loan Obligations Risk” is deleted and replaced with the following:Collateralized Loan Obligations Risk – Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class. While the Fund invests principally in CLO tranches that are rated AAA, such ratings do not constitute a guarantee of credit quality and may be downgraded. To the extent that the Fund invests in CLO tranches rated below AAA, the risks of investing in CLOs will be greater. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the sub-adviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.(6) The Fund’s benchmark will change from the Bloomberg 1-3 Year US Government/Credit Index to the JP Morgan CLOIE AAA Index. The Fund is changing its benchmark because Hartford Funds Management Company, LLC (“HFMC”), the Fund’s investment manager, believes that the new benchmark will better reflect the Fund’s revised investment strategy.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital preservation and current income.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in collateralized loan obligations (“CLOs”) that, at the time of purchase, are rated AAA by one or more nationally recognized statistical rating organizations, or if unrated, determined to be of comparable credit quality by the sub-adviser, Wellington Management Company LLP (“Wellington Management”). The Fund will primarily invest in US dollar denominated floating-rate CLOs. Under normal circumstances, the Fund will invest at least 80% of its net assets in AAA rated CLOs. The Fund may also invest up to 20% of its net assets in AA-rated or A-rated CLOs that have a minimum rating of A- at time of purchase.The Fund may also invest in US Treasury bills, notes, and bonds, including the debt of agencies and instrumentalities of the US Government. The Fund may invest in private placements including those issued pursuant to Rule 144A, Regulation S, and other restricted securities that Wellington Management has determined to be liquid.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	(6) The Fund’s benchmark will change from the Bloomberg 1-3 Year US Government/Credit Index to the JP Morgan CLOIE AAA Index. The Fund is changing its benchmark because Hartford Funds Management Company, LLC (“HFMC”), the Fund’s investment manager, believes that the new benchmark will better reflect the Fund’s revised investment strategy.